LAND USE RIGHTS, NET	9 Months Ended
Sep. 30, 2017
LAND USE RIGHTS, NET [Abstract]
LAND USE RIGHTS, NET
17. LAND USE RIGHTS, NET

Land use rights represent fees paid to the government to obtain the rights to use certain lands over periods of 50 to 70 years, as applicable, in the PRC.

	2016	2017
	December 31	September 30
	RMB	RMB
Land use rights	495,555,226	498,028,567
Less: accumulated amortization	(44,614,631)	(50,412,693)
Land use rights, net	450,940,595	447,615,874

Amortization expense was RMB5,565,393 and RMB6,263,953 for the nine months ended September 30, 2016 and 2017, respectively. As of September 30, 2017, estimated amortization expense in each of the next five years is RMB9,143,435.

The Company disposed certain of its land use rights and recognized the gain of RMB3,727,161 and nil for the nine months ended September 30, 2016 and 2017 respectively.

As of December 31, 2016 and September 30, 2017, certain land use rights with net book value of RMB120,325,828 and RMB 209,742,988 were pledged as collateral for the Company’s borrowings (Note 22).